Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2021
Trade And Other Current Receivables [Abstract]
Summary of Trade and Other Receivables
	March 31,	March 31,
	2021	2020

Trade receivables	$7,662,352	$8,836,645
Sales taxes receivable	929,841	747,061
Accrued and other receivables	687,190	1,190,640
Tax credits receivable	—	14,336
Grants and subsidies receivables	1,608,365	4,889
	$10,887,748	$10,793,571

Wage and rent subsidies related to the Canada Emergency Wage Subsidy (CEWS) and Canada Emergency Rent Subsidy (CERS) were recorded during the year ended March 31, 2021 in the amount of $3,125,277 with $1,608,365 still receivable as at March 31, 2021 (2020 – nil). This has been recorded in cost of goods sold and selling, general and administrative expenses, against the related salary and rent expenses, in the amounts of $1,233,022 and $1,892,255, respectively, compared to nil for the previous year.

The Corporation’s exposure to credit and foreign exchange risks related to trade and other receivables is presented in note 21 (b).